Provisions - Current and Non-current Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Current	$ 46.0	$ 35.0
Non-current	$ 589.0	$ 427.0